Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED GOVERNMENT INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Government Income Trust

INSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective on January 31, 2020, the Boards of Trustees of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name. In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Government Income Trust	Federated Hermes Government Income Trust
Federated Government Income Trust	Federated Hermes Government Income Fund

Federated Hermes Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Government Income Trust

INSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective on January 31, 2020, the Boards of Trustees of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name. In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Government Income Trust	Federated Hermes Government Income Trust
Federated Government Income Trust	Federated Hermes Government Income Fund